Line Of Credit And Long-Term Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Line of credit	$ 0		$ 0	$ 4,844,469
Amount outstanding borrowed as of 12/31	100,000		100,000
Frequency of payment		quarterly	quarterly	quarterly
Long term debt	10,921,781		10,921,781	10,223,160
Term Loan [Member]
Debt Instrument [Line Items]
Maturity date			Dec. 31, 2017
Prime basis spread		(0.75%)		(0.75%)
Balance of term loan	10,000,000		10,000,000	9,000,000
Minimum interest rate		3.00%		3.00%
Weighted average interest rate	3.25%		3.25%	3.25%
Frequency of payment			quarterly	quarterly
Applicable interest rate during payment period	2.00%	3.25%		3.25%
Long term debt	10,000,000		10,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long term debt	10,110,137		10,110,137	9,043,690
Other [Member]
Debt Instrument [Line Items]
Long term debt	811,644		811,644	1,179,470
Amended [Member]
Debt Instrument [Line Items]
Obligation to maintain pledged investment account minimum			12,000,000
Receivables carrying value for collateral			17,200,000
Inventory carrying value for collateral			32,800,000
Investment account carrying value for collateral			24,700,000
Financial covenants minimum tangible net worth before accumulated other comprehensive income (loss)			95,000,000
Financial covenants minimum tangible net worth after accumulated other comprehensive income (loss)			85,000,000
Amount outstanding borrowed as of 12/31	0.1		0.1
Amended [Member] | Advancing Term Loan [Member]
Debt Instrument [Line Items]
Credit commitment	10,000,000		10,000,000
Maturity date			Dec. 31, 2015
Balance of term loan	0		0
Amended [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Maturity date			Dec. 31, 2017
Prime basis spread	(1.25%)		(1.25%)
Balance of term loan	10,000,000		10,000,000
Minimum interest rate			1.75%
Amended [Member] | Term Loan [Member] | B O K F, NA dba Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Term loan	10,000,000		10,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Maturity date			Dec. 31, 2015
Prime basis spread		(0.50%)		(0.50%)
Revolving loan average outstanding balance			5,600,000	4,300,000
Amount outstanding borrowed as of 12/31				4,800,000
Minimum interest rate		3.50%		3.50%
Weighted average interest rate	3.50%		3.50%	3.50%
Applicable interest rate during payment period	1.75%	3.50%		3.50%
Revolving Credit Facility [Member] | Notes Payable to Banks [Member]
Debt Instrument [Line Items]
Long term debt	100,000		100,000
Revolving Credit Facility [Member] | Amended [Member] | B O K F, NA dba Bank Of Oklahoma [Member]
Debt Instrument [Line Items]
Revolving loan	15,000,000		15,000,000
Maturity date			Dec. 31, 2015
Revolving Credit Facility [Member] | Amended [Member] | Advancing Term Loan [Member]
Debt Instrument [Line Items]
Prime basis spread	(1.50%)		(1.50%)
Minimum interest rate			1.50%
Noncompete Payment Obligation [Member] | Other [Member]
Debt Instrument [Line Items]
Long term debt	500,000		500,000	700,000
Acquisition Of Kay Concrete [Member] | Other [Member]
Debt Instrument [Line Items]
Long term debt	$ 300,000		$ 300,000	$ 500,000